As filed with the Securities and Exchange Commission on April 13, 2006

                                                      1933 Act File No. 33-34079
                                                     1940 Act File No. 811-06071

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]


                       POST-EFFECTIVE AMENDMENT NO. 61                       [X]

                                       and

                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                      [X]

                              AMENDMENT NO. 74                               [X]

                             DWS INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)


                       345 Park Avenue, New York, NY 10154
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 454-7190
                         (Registrant's Telephone Number)

                                  John Millette
                             Two International Place
                                Boston, MA 02110
                     (Name and address of agent for service)

                                    Copy to:
                             Burton M. Leibert, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                             New York, NY 10019-6099

It is proposed that this filing will become effective:

[ ] Immediately upon filing pursuant to paragraph (b)
[X] On May 12, 2006 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _____________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On _____________ pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                Explanatory Note

This Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A for DWS Institutional Funds (the "Trust") is being filed pursuant to paragraph
(b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until May 12, 2006, the effectiveness of Post-Effective Amendment No. 57, which was filed with the Commission on December 29, 2005 (Accession No. 0000088053-05-001489) pursuant to paragraph
(a)(1) of Rule 485 under the 1933 Act, which was extended by Post-Effective Amendment No. 60, which was filed with the Commission on March 14, 2006 (Accession No. 0000088053-06-000322) pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to that filing by means of this filing, Parts A and B of Post-Effective Amendment No. 57 are incorporated herein by reference.

                               PART A -- PROSPECTUS

The Prospectus for DWS EAFE(R) Equity Index Fund -- Institutional Class and DWS U.S. Bond Index Fund -- Institutional Class, series of the Trust, is incorporated by reference to Part A of Post-Effective Amendment No. 57 to the Trust's Registration Statement filed on December 29, 2005 (Accession No. 0000088053-05-001489).

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for DWS EAFE(R) Equity Index Fund -- Institutional Class and DWS U.S. Bond Index Fund -- Institutional Class, series of the Trust, is incorporated by reference to Part B of Post-Effective Amendment No. 57 to the Trust's Registration Statement filed on December 29, 2005 (Accession No. 0000088053-05-001489).

PART C. OTHER INFORMATION

Item 23           Exhibits:
-------           ---------

(a)      Amended and Restated Declaration of Trust dated March 29, 1990; (1)
         (i)      Nineteenth Amended Establishment and Designation of Series of
                  Shares of Beneficial Interest dated as of January 24, 2001;
                  (13)
         (ii)     Twentieth Amended Establishment and Designation of Series of
                  Shares of Beneficial Interest dated as of April 30, 2002;(18)
         (iii)    Twenty First Amended Establishment and Designation of Series
                  of Shares of Beneficial Interest dated as of October 28,
                  2002;(18)
         (iv)     Certificate of Amendment dated May 16, 2003;(18)
         (v)      Twenty Second Amended Establishment and Designation of Series
                  of Shares of Beneficial Interest dated as of December 14,
                  2004; (22)
         (vi)     Twenty-Third Amended Establishment and Designation of Series
                  of Shares of Beneficial Interest dated as of April 29, 2005;
                  (27)
         (vii)    Twenty-Fifth Amended Establishment and Designation of Series
                  of Shares of Beneficial Interest dated as of June 27, 2005;
                  (26)
         (viii)   Twenty-Fourth Amended Establishment and Designation of Series
                  of Shares of Beneficial Interest dated as of September 30,
                  2005; (29)
         (ix)     Written Instrument Amending the Declaration of Trust dated
                  December 2, 2005; (29)

(b)      (i)        By-Laws; (1)
         (ii)       Amendment to By-Laws, dated July 15, 1999; (22)
         (iii)      Amendment to By-Laws, dated July 27, 1999; (22)
         (iv)       Amendment to By-Laws, dated August 5, 2004; (22)

(c)      Incorporated by reference to (b) above;

(d)      (i)      Investment Advisory Agreement dated July 30, 2002 on behalf of Treasury Assets Fund Institutional and Daily Assets Fund
                  Institutional; (17)
         (ii)     Form of Investment Sub-Advisory Agreement between The
                  Registrant, Deutsche Asset Management, Inc and Deutsche Asset
                  Management Investment Services Limited;(18)
         (iii)    Investment Advisory Agreement dated December 14, 2004 on
                  behalf of Scudder Commodity Securities Fund; (22)
         (iv)     Investment Advisory Agreement dated July 30, 2002 on behalf of Inflation Protected Plus Fund; (26)

(e)      Distribution Agreement dated August 19, 2002; (16)
         (i) Exclusive Placement Agent Agreement dated August 19, 2002; (16)
         (ii) Amendment to Distribution Agreement dated August 19, 2002; (27)

(f)      Bonus or Profit Sharing Contracts -- Not applicable;

(g)      (i)      Custodian Agreement between Registrant and State Street Bank and Trust Company, dated April 1, 2003; (17)
         (ii)     Custodian Agreement between Registrant and Brown Brothers
                  Harriman & Co., dated December 14, 2004; (22)
         (iii)    Amendment to the Custodian Agreement, dated December 14,
                  2004, between Registrant and Brown Brothers Harriman & Co., dated December 14, 2004; (22)

(h)      Administration Agreement between the Registrant and Investment Company
         Capital Corp., dated July 1, 2001; (14)
         (i)      Expense Limitation Agreement dated April 25, 2003, among BT
                  Institutional Funds, Cash Management Portfolio, Treasury
                  Money Portfolio, International Equity Portfolio, Equity
                  Index 500 Portfolio, BT Investment Portfolios, Deutsche Asset
                  Management, Inc. and Investment Company Capital
                  Corporation;(18)

                                       3

         (ii)     Expense Limitation Agreement dated December 14, 2004, among
                  BT Institutional Funds, Commodities Fund, Deutsche Asset
                  Management, Inc. and Investment Company Capital Corporation;
                  (22)
         (iii)    Fund Accounting Agreement dated June 3, 2002 between
                  Investment Company Capital Corporation and Scudder Fund
                  Accounting Corporation;(18)
         (iv)     Sub-Administration and Sub-Accounting Agreement dated April
                  1, 2003 among State Street Bank and Trust Company, Deutsche
                  Investment Management Americas Inc., Scudder Fund Accounting
                  Corporation and Investment Company Capital Corp.;(18)
         (v)      Transfer Agency Agreement dated December 16, 2002 between the
                  Registrant and Scudder Investment Services Company;(18)
         (vi)     Form of Indemnification Agreements; (20)
         (vii)    Form of Shareholder Services Agreement between the Registrant and Scudder Distributors, Inc.; (23)
         (viii)   Form of Expense Limitation Agreement among Scudder
                  Institutional Funds, Deutsche Asset Management, Inc., and
                  Investment Company Capital Corporation on behalf of Scudder
                  Inflation Protected Plus Fund; (26)
         (ix)     Amendment to Sub-Fund Accounting Agreement, dated April 1,
                  2004, between the Registrant and State Street Bank and Trust
                  Company; (26)
         (xi)     Amendment to Transfer Agency Agreement dated December 16,
                  2002 between the Registrant and Scudder Investment Services
                  Company;(27)
         (xii)    Amendment to Administration Agreement between the Registrant and Investment Company Capital Corp., dated July 1, 2001; (27)
         (xiii)   Amendment to Fund Accounting Agreement dated June 3, 2002
                  between Investment Company Capital Corporation and Scudder
                  Fund Accounting Corporation;(27)

(i)      (i)      Opinion and consent of counsel - to be filed by amendment;

(j) Opinion and consent of independent registered public accounting firm - to be filed by amendment;

(k)      Omitted Financial Statements - Not Applicable;

(l)      (i)        Investment representation letter of initial shareholder of
                    Equity 500 Index Fund; (7)
         (ii)       Investment representation letter of initial shareholder of
                    Daily Assets Fund Institutional; (2)
         (iii)      Purchase Agreement dated February 4, 2005, between Scudder
                    Institutional Funds and Deutsche Investment Management
                    Americas, Inc. (23)
         (iv)       Purchase Agreement dated June 27, 2005, between Scudder
                    Institutional Funds, on behalf of Inflation Protected Plus
                    Fund, and Deutsche Asset Management, Inc.; (27)

(m)      (i)        Distribution Plan for Scudder Commodity Securities Fund,
                    Class A Shares; (22)
         (ii)       Distribution Plan for Scudder Commodity Securities Fund,
                    Class B Shares; (22)
         (iii)      Distribution Plan for Scudder Commodity Securities Fund,
                    Class C Shares; (22)
         (iv)       Distribution Plan for Scudder Inflation Protected Plus
                    Fund, Class A Shares; (26)
         (v)        Distribution Plan for Scudder Inflation Protected Plus
                    Fund, Class B Shares; (26)
         (vi)       Distribution Plan for Scudder Inflation Protected Plus
                    Fund, Class C Shares; (26)

(n)      (i)        Multiple Class Expense Allocation Plan Adopted Pursuant to
                    Rule 18f-3 dated June 27, 2005; (26)

(p)      (i)      Code of Ethics for Deutsche Asset Management - U.S., dated
January 1, 2005; (24)
         (ii)     Consolidated Fund Code of Ethics (All Funds), (28)

(q)      Powers of Attorney; (25)

--------------------
(1) Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement as filed with the Commission on July 5, 1995.

(2) Incorporated by reference to Amendment No. 21 to the Registration Statement as filed with the Commission on September 24, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement as filed with the Commission on November 24, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement as filed with the Commission on September 10, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed with the Commission on January 28, 1998.

(6) Incorporated by reference to Amendment No. 31 to the Registration Statement as filed with the Commission on October 27, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the Commission on April 30, 1992.

(8) Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed with the Commission on January 28, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement as filed with the Commission on February 8, 1999.

(10) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement as filed with the Commission on March 17, 1997.

(11) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement as filed with the Commission on April 30, 1999.

(12) Incorporated by reference to Amendment No. 31 to the Registration Statement as filed with the Commission on April 28, 2000.

(13) Incorporated by reference to Amendment No. 42 to the Registration Statement as filed with the Commission on April 30, 2001.

(14) Incorporated by reference to Amendment No. 43 to the Registration Statement as filed with the Commission on October 26, 2001.

(15) Incorporated by reference to Amendment No. 35 to the Registration Statement as filed with the Commission on April 30, 2002.

(16) Incorporated by reference to Amendment No. 47 to the Registration Statement as filed with the Commission on October 28, 2002.

(17) Incorporated by reference to Amendment No. 53 to the Registration Statement as filed with the Commission on October 28, 2003.

(18) Incorporated by reference to Amendment No. 54 to the Registration Statement as filed with the Commission on February 27, 2004.

(19) Incorporated by reference to Amendment No. 55 to the Registration Statement as filed with the Commission on April 26, 2004.

(20) Incorporated by reference to Amendment No. 56 to the Registration Statement as filed with the Commission on November 16, 2004.

(21) Incorporated by reference to Amendment No. 57 to the Registration Statement as filed with the Commission on December 23, 2004.

(22) Incorporated by reference to Amendment No. 58 to the Registration Statement as filed with the Commission on January 28, 2005.

(23) Incorporated by reference to Amendment No. 59 to the Registration Statement as filed with the Commission on February 4, 2005.

(24) Incorporated by reference to Amendment No. 60 to the Registration Statement as filed with the Commission on February 25, 2005.

(25) Incorporated by reference to Amendment No. 63 to the Registration Statement as filed with the Commission on April 29, 2005.

(26) Incorporated by reference to Amendment No. 67 to the Registration Statement as filed with the Commission on July 1, 2005.

(27) Incorporated by reference to Amendment No. 68 to the Registration Statement as filed with the Commission on July 1, 2005.

(28) Incorporated by reference to Amendment No. 69 to the Registration Statement as filed with the Commission on September 28, 2005.

(29) Incorporated by reference to Amendment No. 71 to the Registration Statement as filed with the Commission on January 27, 2006.

Item 24           Persons Controlled by or under Common Control with Registrant:
---------         --------------------------------------------------------------

                  Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.

Item 25           Indemnification:
-------           ----------------

                  Under Article XI, Section 2 of the Trust's Declaration of Trust, any past or present Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Trust. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person would otherwise be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by the Trust in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Trust in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) the Trust is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                  Deutsche Asset Management, Inc. ("DeAM, Inc."), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DeAM, Inc. has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeAM, Inc. and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DeAM, Inc. and the Registrant, then DeAM, Inc. shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, DeAM, Inc. has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

                  1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeAM, Inc. (or by a representative of DeAM, Inc. acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeAM, Inc., any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeAM, Inc. or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DeAM, Inc. will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DeAM, Inc. and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                  5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeAM, Inc. prevails on the merits of any such dispute in a final, nonappealable court order.

                  DeAM, Inc. is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM, Inc. has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DeAM, Inc..

Item 26           Business and Other Connections of Investment Advisor:
-------           -----------------------------------------------------

                  During the last two fiscal years, no director or officer of DeAM, Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27           Principal Underwriters:
-------           -----------------------

                  (a)

                  DWS Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. and Investment Company Capital Corp.

                  (b)

                  Information on the officers and directors of DWS Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Scudder
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

         Michael L. Gallagher           Director and President                   None
         222 South Riverside Plaza
         Chicago, IL 60606

         Philipp Hensler                Director, Chairman of the Board and CEO  None
         345 Park Avenue
         New York, NY 10154

         Michael Colon                  Director and Chief Operating Officer     President
         345 Park Avenue
         New York, NY 10154

         Thomas Winnick                 Director and Vice President              None
         345 Park Avenue
         New York, NY 10154

         Michael Concannon              Chief Financial Officer and Treasurer    None
         345 Park Avenue
         New York, NY 10154

         Robert Froehlich               Vice President                           None
         222 South Riverside Plaza
         Chicago, IL 60606

         Katie Rose                     Vice President                           None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                           Chief Financial Officer
         345 Park Avenue                                                         and Treasurer
         New York, NY 10154

         Mark Perrelli                  Vice President                           None
         222 South Riverside Plaza
         Chicago, IL 60606

         Donna White                    Chief Compliance Officer                 None
         345 Park Avenue
         New York, NY 10154

         John Robbins                   Vice President and AML Compliance        AML Compliance Officer
         345 Park Avenue                Officer
         New York, NY 10154

                                       9

                      (1)                             (2)                                  (3)
          DWS Scudder
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

         Caroline Pearson               Secretary                                Assistant Secretary
         Two International Place
         Boston, MA 02110

         Philip J. Collora              Assistant Secretary                      None
         222 South Riverside Plaza
         Chicago, IL 60606

         (c)      Not applicable

Item 28           Location of Accounts and Records:
-------           ---------------------------------

DWS Institutional Funds:                              Deutsche Asset Management
(Registrant)                                          345 Park Avenue
                                                      New York, NY 10154

Deutsche Asset Management, Inc.:                      345 Park Avenue
(Investment Advisor)                                  New York, NY 10154

Investment Company Capital Corp:                      One South Street
(Administrator)                                       Baltimore, MD 21202

DWS Scudder Investments Service Company:              222 South Riverside Plaza
(Transfer Agent)                                      Chicago, IL 60606

DWS Scudder Distributors, Inc.:                       222 South Riverside Plaza
(Distributor)                                         Chicago, IL 60606

State Street Bank and Trust Company:                  225 Franklin Street
(Custodian)                                           Boston, MA 02110

DST Systems, Inc.:                                    127 West 10th Street
(Sub-Transfer Agent and                               Kansas City, MO 64105
Sub-Dividend Distribution Agent)

Item 29           Management Services:
-------           --------------------

                  Not applicable

Item 30           Undertakings:
-------           -------------

                  Not applicable

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 13th day of April 2006.

                                               DWS INSTITUTIONAL FUNDS

                                               By: /s/Michael Colon
                                                   ----------------------------
                                                   President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                  TITLE                                        DATE
---------                                  -----                                        ----

/s/Michael Colon
-------------------------------------
Michael Colon                              President                                    April 13, 2006

/s/Paul H. Schubert
-------------------------------------
Paul H. Schubert                           Chief Financial Officer and Treasurer        April 13, 2006

/s/Martin J. Gruber
-------------------------------------
Martin J. Gruber*                          Trustee                                      April 13, 2006

 /s/Richard J. Herring
-------------------------------------
Richard J. Herring*                        Trustee                                      April 13, 2006

/s/Graham E. Jones
-------------------------------------
Graham E. Jones*                           Trustee                                      April 13, 2006

/s/Rebecca W. Rimel
-------------------------------------
Rebecca W. Rimel*                          Trustee                                      April 13, 2006

/s/Philip Saunders, Jr.
-------------------------------------
Philip Saunders, Jr.*                      Trustee                                      April 13, 2006

/s/William N. Searcy, Jr.
-------------------------------------
William N. Searcy, Jr.*                    Lead Trustee                                 April 13, 2006

/s/William N. Shiebler
-------------------------------------
William N. Shiebler*                       Trustee                                      April 13, 2006


*By:     /s/Caroline Pearson
         ----------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement, as filed on April 29, 2005.